Common Shares (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Issued and outstanding	TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2020		2019
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of year	277.0	2,978	284.6	3,059
Purchased and cancelled under the NCIB	(7.3)	(79)	(7.7)	(83)
Effects of share-based payment plans	—	(3)	—	—
Stock options exercised	0.1	—	0.1	2
Issued and outstanding, end of year	269.8	2,896	277.0	2,978
The following are the effects of the Corporation's purchase and cancellation of the common shares during the year:

For the year ended Dec. 31	2020	2019
Total shares purchased(1)	7,352,600	7,716,300
Average purchase price per share	$8.33	$8.80
Total cost	61	68
Weighted average book value of shares cancelled	79	83
Amount recorded in deficit	18	15
(1) As at Dec. 31, 2020, includes 456,200 (2019 -189,900) shares that were repurchased but were not cancelled due to timing differences between the transaction date and settlement date.
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed or floating rate first preferred shares.

As at Dec. 31	2020		2019
Series	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	10.2	248	10.2	248
Series B	1.8	45	1.8	45
Series C	11.0	269	11.0	269
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of year	38.6	942	38.6	942

Earnings per share

Year ended Dec. 31	2020	2019	2018
Net earnings (loss) attributable to common shareholders	(336)	52	(248)
Basic and diluted weighted average number of common shares outstanding (millions)	275	283	287
Net earnings (loss) per share attributable to common shareholders, basic and diluted	(1.22)	0.18	(0.86)